Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	$ 537,743	$ 476,039
Buildings and land
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets for leased buildings and land	70,556	88,322
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	$ 33,700	$ 10,680